Capital - Details of Share Repurchases (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of share repurchases [abstract]
Share repurchases	$ 200	$ 488
Shares repurchased	2.6	7.8
Share repurchases - average price per share in U.S. dollars	$ 78.37	$ 62.33